REVENUE AND EXPENSES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
REVENUE AND EXPENSES

11.	REVENUE AND EXPENSES

Revenues

The breakdown of Codere Online’s revenues for the six months ended June 30, 2025 and 2024 is as follows:

	06/30/2025	06/30/2024
Online sports betting	41,908	44,359
Online casino wagering	63,422	57,709
Others	-	40
Total	105,330	102,108

No customer contributed more than 10% of revenue for the six months ended June 30, 2025, and 2024.

Additionally, the distribution of revenue by geographical market during the reporting period is as follows:

	06/30/2025	06/30/2024
Spain	44,017	44,130
Mexico	53,837	49,187
Others	7,476	8,790
Total	105,330	102,108

Personnel expenses

Personnel expenses as of June 30, 2025 and 2024 includes expenses for wages, salaries, long term incentive plans, benefits (and other similar concepts) and social security and other social contributions expenses payable by Codere Online.

	06/30/2025	06/30/2024
Wages, salaries and similar	6,341	6,071
Social security contributions payable by Codere Online	987	841
Other social contributions	1,362	2,524
Total	8,691	9,436

Depreciation and amortization

The breakdown of depreciation and amortization for the six months ended June 30, 2025 and 2024 is as follows:

	06/30/2025	06/30/2024
Depreciation of property, plant and equipment	62	65
Amortization of intangible assets	-	6
Amortization of right-of-use assets (Note 4)	253	27
Total	315	98

The depreciation and amortization increase is mainly due to the amortization of right-of-use assets, caused by the impact of IFRS 16 (Note 4).

Other operating expenses

The breakdown of other operating expenses for the six months ended June 30, 2025 and 2024 is as follows:

	06/30/2025	06/30/2024
Gambling taxes	11,154	10,174
Leases	11	237
Utilities, repairs and maintenance	536	550
Professional services and other expenses	31,472	32,145
Casino license royalties	4,052	3,965
Marketing expenses	46,092	43,874
Total	93,317	90,945

Codere Online recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value.

Professional services and other expenses mainly include: (i) Platform services; (ii) external providers for some of our sports odds; (iii) payment processing which allow our customers to deposit and withdraw using platforms and (iv) streaming services contracted to external parties offered to our customers as a complement to our sports betting offer.

Finance income / (cost), net

The breakdown of finance income/ (cost), net for the six months ended June 30, 2025 and 2024 is as follows:

	06/30/2025	06/30/2024
Interest income/(expense), net	144	296
Exchange rate impact	(3,263)	(2,300)
Argentina hyperinflation impact	189	5,916
Decrease/(increase) in fair value of public warrants (Note 8)	(1,884)	(5,754)
Lease finance interest under IFRS 16 (Note 4)	(96)	-
Short term investment gain	27	895
Others	-	(10)
Total	(4,883)	(958)

Finance income / (cost), net for the periods ended June 30, 2025 and 2024 include both realized and unrealized foreign exchange gains/(losses) due to the fluctuation of the exchange rates between the euro and the other currencies, mainly the Mexican peso, the Colombian peso, Argentine peso and the Panamanian balboa, that Codere Online uses in its operations as well as interest expense related to Codere Online’s outstanding borrowings from related parties.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the period attributable to equity holders of the Company by (b) the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the period attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any. The effect of restricted shares, warrants, stock options, and deferred payment for the periods ended June, 30 2025 and 2024, qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares, those that would increase earnings per share or decrease the loss per share if included, are disregarded in the calculation of diluted earnings per share. This is due to Codere Online reporting a net loss for the periods ended June, 30 2025 and 2024, which results in all such instruments being considered antidilutive.

As of June 30, 2025, the Company had 45,555,173 issued and outstanding shares.

Both basic and diluted earnings per share attributable to equity holders of Codere Online are calculated based on the following data, in each case for the six months ended June 30, 2025 and 2024.

	06/30/2025	06/30/2024
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(3,147)	(252)
Weight average number of shares outstanding:
Basic	45,555,173	45,474,184
Diluted	45,983,534	46,087,000
Basic earnings per share (euros)	(0.069)	(0.006)
Diluted earnings per share (euros)	(0.068)	(0.005)